Financial risk management (Details 4) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Notes and other explanatory information [abstract]
Loans and financings	$ 1,705,984	$ 1,762,633	$ 1,725,566
Derivative financial instruments	(2,341)	(1,484)	2,600
Lease liabilities	121,134	95,899	77,405
Cash and cash equivalents	(515,871)	(620,537)	(457,259)
Financial investments	(5,687)	(19,693)	(11,058)
Net debt	1,303,219	1,216,818	1,337,254
Net income (loss) for the period	223,144	(187,407)	(291,810)
Depreciation and amortization	288,996	330,198	310,475
Share in the results of associates	(21,143)	(21,223)	(23,536)
Net financial results	187,365	369,460	167,058
Income tax expense (benefit)	108,605	115,556	(4,274)
Miscellaneous adjustments	(15,088)	107,496	248,128
Adjusted EBITDA	$ 771,879	$ 714,080	$ 406,041
Leverage ratio (Net debt/Adjusted EBITDA)	1.68	1.70	3.29